INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of income tax expenses [Abstract]
INCOME TAX EXPENSES
NOTE 25 – INCOME TAX EXPENSES

a.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985

Under this law, results for tax purposes through tax-year 2007 were measured in real terms, having regard to the changes in the Israeli CPI. Commencing the tax-year 2008 and thereafter the Company and its subsidiaries are measured for tax purposes in nominal values, except for certain transition provisions: certain losses carryforward for tax purposes, and certain tax deductible depreciation expenses are adjusted to the changes in the CPI until the end of 2007.

b.	Corporate income tax rates applicable to the Group

The Group is taxed according to the regular corporate income tax in Israel.

On August 5, 2013, the Law for Change of National Priorities (Legislative Amendments for Achieving the Budgetary Goals for 2013-2014), 2013 was published, enacts, among other things, the raising of the corporate tax rate beginning in 2014 and thereafter to 26.5% (instead of 25%).

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No. 216) was published, enacting a reduction of corporate tax rate in 2016 and thereafter, from 26.5% to 25%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, enacting that the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.

c.	Deferred income taxes

Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2015	Charged to the income statement	Charged to other comprehen-sive income	As at December 31, 2015	Charged to the income statement	Charged to other comprehensive income	Effect of change in corporate tax rate	As at December 31, 2016	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2017
Allowance for doubtful accounts	44	1		45	6		(6)	45	*		45
Provisions for employee rights	19	(4)	(1)	14	*	2	(2)	14	*	1	15
Depreciable fixed assets and software	(70)	17		(53)	13		5	(35)	8		(27)
Intangibles, deferred expenses and carry forward losses	7	15		22	(8)		(5)	9	7		16
Options granted to employees	1	2		3	4		(1)	6	*		6
Other	9	9		18	(18)		2	2	(2)		*
Total	10	40	(1)	49	(3)	2	(7)	41	13	1	55

* Representing an amount of less than NIS 1 million.

	New Israeli Shekels
	December 31,
	2016	2017
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	87	80
Deferred tax assets to be recovered within 12 months	37	50
	124	130
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	72	63
Deferred tax liabilities to be recovered within 12 months	11	12
	83	75
Deferred tax assets, net	41	55

d.	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (b) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
	In millions
Profit (loss) before taxes on income,
as reported in the income statements	(36)	88	135
Theoretical tax expense	(9)	22	32
Increase in tax resulting from disallowable deductions	7	11	8
Taxes on income in respect of previous years	7	(4)	(10)
Change in corporate tax rate, see (b) above		7
Temporary differences and tax losses for which no deferred income
tax asset was recognized			(9)
Other	(1)	*	*
Income tax expenses	4	36	21

 * Representing an amount of less than NIS 1 million.
e.	Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
	In millions
For the reported year:
Current	37	31	44
Deferred, see (c) above	(40)	2	(4)
Effect of change in corporate tax rate on deferred taxes		7
In respect of previous year:
Current	7	(4)	(10)
Deferred, see (c) above			(9)
	4	36	21

f.	Tax assessments:

1)	The Company has received final corporate tax assessments through the year ended December 31, 2015. During 2017, the Company received final tax assessments for the years 2014 and 2015.

2)	A subsidiary has received final corporate tax assessments through the year ended December 31, 2013.

3)	As general rule, tax self-assessments filed by another two subsidiaries through the year ended December 31, 2012 are, by law, now regarded as final.